Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inventories Related to Real Estate Business
	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$20,734	$9,983	$334
Construction in progress	8,252,348	9,619,217	321,605
Land held for construction	1,787,526	1,787,526	59,764

	$10,060,608	$11,416,726	$381,703